Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000098128 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	11.80%
C000098128 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.50%
C000098128 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.10%
C000098128 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.60%
C000098128 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.10%
C000098128 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.20%
C000098128 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000098128 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098128 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098128 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000098128 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000098128 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098128 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000098128 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098128 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000098128 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000098128 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000098128 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000098128 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000098129 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	11.80%
C000098129 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.50%
C000098129 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.10%
C000098129 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.60%
C000098129 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.10%
C000098129 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.20%
C000098129 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000098129 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098129 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098129 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000098129 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000098129 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098129 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000098129 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098129 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000098129 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000098129 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000098129 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000098129 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000098130 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	11.80%
C000098130 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.50%
C000098130 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.10%
C000098130 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.60%
C000098130 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.10%
C000098130 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.20%
C000098130 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000098130 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098130 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098130 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.70%
C000098130 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000098130 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098130 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000098130 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098130 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000098130 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000098130 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000098130 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000098130 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000098131 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	4.30%
C000098131 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	3.90%
C000098131 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.90%
C000098131 | FR_20825C104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098131 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098131 | FR_418056107
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098131 | FR_G51502105
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098131 | FR_59522J103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000098131 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.80%
C000098131 | FR_929740108
Holdings [Line Items]
Percent of Total Investments	2.80%
C000098131 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098131 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098131 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098131 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000098131 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000098131 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000098131 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098131 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098131 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000098131 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000098131 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098131 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000098132 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	4.30%
C000098132 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	3.90%
C000098132 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.90%
C000098132 | FR_20825C104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098132 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098132 | FR_418056107
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098132 | FR_G51502105
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098132 | FR_59522J103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000098132 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.80%
C000098132 | FR_929740108
Holdings [Line Items]
Percent of Total Investments	2.80%
C000098132 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098132 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098132 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098132 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000098132 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000098132 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000098132 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098132 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098132 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000098132 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000098132 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098132 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000098133 | FR_65339F101
Holdings [Line Items]
Percent of Total Investments	4.30%
C000098133 | FR_759351604
Holdings [Line Items]
Percent of Total Investments	3.90%
C000098133 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.90%
C000098133 | FR_20825C104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098133 | FR_883556102
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098133 | FR_418056107
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098133 | FR_G51502105
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098133 | FR_59522J103
Holdings [Line Items]
Percent of Total Investments	2.90%
C000098133 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.80%
C000098133 | FR_929740108
Holdings [Line Items]
Percent of Total Investments	2.80%
C000098133 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098133 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098133 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000098133 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000098133 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000098133 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000098133 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098133 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000098133 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000098133 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000098133 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098133 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%